Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,445,218)	$ (42,204)	$ (655,955)	$ 36,150
Less net loss attributable to noncontrolling interest	(49,805)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	227	75	128	300
Amortization expense	60		10
Loss on oil and gas assets				36,000
Stock compensation	537,296
Loss on loan modification
Loss on extinguishment of debt	559,048		559,048
Change in fair value of convertible notes			(65,235)	(101,701)
Change in fair value of warrants			(78,385)	(97,575)
Non-cash interest		1,694	8,552	7,317
Changes in operating assets and liabilities:
Inventory	(3,000)
Prepaid expenses	(13,563)
Other assets	(4,100)			350
Accounts payable	14,100	10,825	7,875	5,327
Stock subscription payable	25,250		10,000
Accrued expenses		18,705	312	76,385
Net cash used in operating activities	(938,753)	(10,905)	(213,650)	(37,447)
Cash flows from investing activities:
Investment in oil and gas properties
Purchase of property and equipment	(29,326)		(15,200)
Net cash used in investing activities	(29,326)		(15,200)
Cash flows from financing activities:
Stock subscription receivable	150,000		(150,000)
Proceeds from issuance of stock	3,579,612		684,750
Proceeds from noncontrolling interest	112,500
Proceeds from issuance of debt to stockholders		26,000	31,000	37,700
Net cash provided by financing activities	3,842,112	26,000	715,750	37,700
Net increase (decrease) in cash	2,874,031	15,095	336,900	253
Cash, beginning of year	339,327	2,427	2,427	2,174
Cash, end of year	3,213,358	17,522	339,327	2,427
Non-cash investing and financing activities:
Stock issued to settle convertible debt	893,831		114,057
Stock issued to settle interest expense	$ 143,555